Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and short-term securities	$ 25,789	$ 20,338
Debt securities	210,621	212,149
Public equities	33,725	25,531
Mortgages	54,447	52,421
Private placements	49,668	45,606
Loans to Bank clients	2,310	2,436
Real estate	13,263	13,049
Other invested assets	52,674	45,680
Total invested assets	442,497	417,210
Other assets
Accrued investment income	2,969	2,678
Derivatives (note 4)	8,667	8,546
Insurance contract assets (note 6)	102	145
Reinsurance contract held assets (note 6)	59,015	42,651
Deferred tax assets	5,884	6,739
Goodwill and intangible assets (note 5)	11,052	10,310
Miscellaneous	12,644	9,751
Total other assets	100,333	80,820
Segregated funds net assets (note 22)	435,988	377,544
Total assets	978,818	875,574
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders (note 6)	396,401	367,996
Reinsurance contract held liabilities (note 6)	2,669	2,831
Investment contract liabilities (note 7)	13,498	11,816
Deposits from Bank clients	22,063	21,616
Derivatives (note 4)	14,252	11,730
Deferred tax liabilities	1,890	1,697
Other liabilities	24,936	18,879
Long-term debt (note 9)	6,629	6,071
Capital instruments (note 10)	7,532	6,667
Total liabilities, excluding those for account of segregated fund holders	489,870	449,303
Insurance contract liabilities for account of segregated fund holders (note 6)	126,545	114,143
Investment contract liabilities for account of segregated fund holders	309,443	263,401
Insurance and investment contract liabilities for account of segregated fund holders (note 22)	435,988	377,544
Total liabilities	925,858	826,847
Equity
Contributed surplus	204	222
Shareholders and other equity holders’ retained earnings	4,764	4,819
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Insurance finance income (expenses)	37,999	30,010
Reinsurance finance income (expenses)	(7,048)	(4,634)
Fair value through other comprehensive income (“OCI”) investments	(19,733)	(16,262)
Total	7,327	4,801
Other	118	(104)
Total shareholders and other equity holders’ equity	50,972	47,039
Participating policyholders’ equity	567	257
Non-controlling interests	1,421	1,431
Total equity	52,960	48,727
Total liabilities and equity	978,818	875,574
Preferred shares and other equity
Equity
Issued shares (note 11)	6,660	6,660
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Total equity	6,660	6,660
Common shares
Equity
Issued shares (note 11)	20,681	21,527
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Total equity	$ 20,681	$ 21,527